RELATED PARTY TRANSACTIONS - Expenses (Details) - IDR (Rp) Rp in Billions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Transactions with related parties
Total	Rp 12,946	Rp 13,277	Rp 14,436
% of total expenses	13.06%	14.20%	15.64%
Entities under common control
Transactions with related parties
Total	Rp 12,093	Rp 12,336	Rp 12,445
% of total expenses	12.19%	13.20%	13.48%
MoCI
Transactions with related parties
Total	Rp 8,570	Rp 8,347	Rp 8,767
% of total expenses	8.64%	8.94%	9.49%
PLN
Transactions with related parties
Total	Rp 2,349	Rp 2,859	Rp 2,434
% of total expenses	2.37%	3.06%	2.64%
Indosat
Transactions with related parties
Total	Rp 467	Rp 563	Rp 676
% of total expenses	0.47%	0.60%	0.73%
Jasindo
Transactions with related parties
Total	Rp 385	Rp 255	Rp 267
% of total expenses	0.39%	0.27%	0.29%
INTI
Transactions with related parties
Total	Rp 81	Rp 50
% of total expenses	0.08%	0.05%
Others, (each below Rp75 billion)
Transactions with related parties
Total	Rp 241	Rp 262	Rp 301
% of total expenses	0.24%	0.28%	0.33%
Associates
Transactions with related parties
Total	Rp 469	Rp 805	Rp 689
% of total expenses	0.48%	0.86%	0.75%
Indonusa
Transactions with related parties
Total	Rp 210	Rp 432	Rp 437
% of total expenses	0.21%	0.46%	0.47%
Finarya
Transactions with related parties
Total	Rp 125	Rp 198
% of total expenses	0.13%	0.21%
Teltranet
Transactions with related parties
Total	Rp 134	Rp 122	Rp 173
% of total expenses	0.14%	0.13%	0.19%
Others Associates
Transactions with related parties
Total		Rp 53	Rp 79
% of total expenses		0.06%	0.09%
Others (each below Rp 75 billion)
Transactions with related parties
Total	Rp 384	Rp 136	Rp 1,302
% of total expenses	0.39%	0.14%	1.41%
Padi UMKM
Transactions with related parties
Total	Rp 269
% of total expenses	0.27%
Yakes Telkom
Transactions with related parties
Total	Rp 115	Rp 125	Rp 133
% of total expenses	0.12%	0.13%	0.14%
Other related entities
Transactions with related parties
Total		Rp 11	Rp 1,169
% of total expenses		0.01%	1.27%